Equity (Details) - Schedule of grants of options to employees and other service ₪ / shares in Units, ₪ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪) ₪ / shares shares
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	15,594,800
Number of options outstanding	10,686,300
Number of options exercisable	5,693,383
December 2015 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	664,800	[1]
exercise price per option (in New Shekels per share) | ₪ / shares	₪ 2,050	[1]
Fair value on grant date (in New Shekels) | ₪	₪ 491	[1]
Number of options outstanding	156,300	[1]
Number of options exercisable	156,300	[1]
Expiration date	December 29, 2021	[1]
October 2017 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	7,630,000	[1]
exercise price per option (in New Shekels per share) | ₪ / shares	₪ 162	[1]
Fair value on grant date (in New Shekels) | ₪	₪ 942	[1]
Number of options outstanding	3,980,000	[1]
Number of options exercisable	2,985,000	[1]
Expiration date	October 17, 2023	[1]
January 2019 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	3,000,000	[2],[3]
exercise price per option (in New Shekels per share) | ₪ / shares	₪ 590	[2]
Fair value on grant date (in New Shekels) | ₪	₪ 947	[2]
Number of options outstanding	2,250,000	[2]
Number of options exercisable	1,687,500	[2]
Expiration date	January 9, 2025
July 2019 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	1,250,000	[2],[3]
exercise price per option (in New Shekels per share) | ₪ / shares	₪ 590	[2]
Fair value on grant date (in New Shekels) | ₪	₪ 325	[2]
Number of options outstanding	1,250,000	[2]
Number of options exercisable	468,750	[2]
Expiration date	July 25, 2025
May 2020 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	750,000	[2],[3]
exercise price per option (in New Shekels per share) | ₪ / shares	₪ 590	[2]
Fair value on grant date (in New Shekels) | ₪	₪ 278	[2]
Number of options outstanding	750,000	[2]
Number of options exercisable	125,000	[2]
Expiration date	May 17, 2026
June 2020 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	1,250,000	[2]
exercise price per option (in New Shekels per share) | ₪ / shares	₪ 590	[2]
Fair value on grant date (in New Shekels) | ₪	₪ 283	[2]
Number of options outstanding	1,250,000	[2]
Number of options exercisable	208,333	[2]
Expiration date	May 31, 2026
July 2020 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	750,000	[2],[3]
exercise price per option (in New Shekels per share) | ₪ / shares	₪ 448	[2]
Fair value on grant date (in New Shekels) | ₪	₪ 123	[2]
Number of options outstanding	750,000	[2]
Number of options exercisable	62,500	[2]
Expiration date	April 8, 2026
October 2020 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	300,000	[2],[3]
exercise price per option (in New Shekels per share) | ₪ / shares	₪ 590	[2]
Fair value on grant date (in New Shekels) | ₪	₪ 70	[2]
Number of options outstanding	300,000	[2]
Number of options exercisable		[2]
Expiration date	October 21, 2026

[1]	Each 10 options are exercisable into 1 ordinary share.
[2]	Each 1 option is exercisable into 1 ordinary share.
[3]	Granted to related parties.